QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                       -------------------------------

                      Date of reporting period: 03/31/09
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
March 31, 2009 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Eastern European Equity Fund; and
REMS Real Estate Value-Opportunity Fund

                          EASTERN EUROPEAN EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 March 31, 2009
                                   (unaudited)

Number of                        % of       Market
Shares    Security Description Net Assets    Value
-         -                    --------------------
          Common Stocks:          83.63%

          Austria:                18.17%
  75,000  ECO Eastern Europe R/EST           994,425
  65,000  Raiffeisen International Bank Holdi309,346
  11,000  Uralchimplast Beteiligungs       1,113,756
 280,000  Wiener Privatbank SE             1,085,912
                                           ----------
                                           ----------
                                           3,503,439
                                           ----------
                                           ----------

          Czech Republic:          4.40%
  24,000  CEZ                                849,177
                                           ----------
                                           ----------

          Germany:                 0.21%
  90,000  Magnat Real Estate Opps             40,572
                                           ----------
                                           ----------

          Great Britain:           4.77%
 106,500  Equest Investments Balkans         441,594
 136,000  Highland Gold Mining Ltd.           75,837
 590,000  Lewis Charles Romania Property Fund 46,397
 175,000  Regal Petroleum PLC                105,716
 110,000  Ukraine Opportunity Trust PL       244,750
  22,000  Ukraine Opportunity Trust PL Ord     5,060
                                           ----------
                                           ----------
                                             919,354
                                           ----------
                                           ----------

          Hungary:                 1.81%
 267,793  Ablon Group                        128,268
   4,500  Egis RT                            220,929
                                           ----------
                                           ----------
                                             349,197
                                           ----------
                                           ----------

          Israel:                  3.44%
  22,000  Discount Investment Corp Reg       229,253
  27,000  Israel Chemicals Ltd               218,570
     700  The Israel Corp A                  215,438
                                           ----------
                                           ----------
                                             663,261
                                           ----------
                                           ----------

          Poland:                  2.08%
  75,000  Telekomunikacja Polska SA          400,568
                                           ----------
                                           ----------

          Russia:                 32.97%
  55,000  Gazprom OAO Spon ADR               816,750
  70,000  JSC MMC Norilsk Spon ADR           420,000
  24,000  Lukoil Holdings Spon ADR           916,102
  45,000  Mechel Steel Group OAO             187,650
  11,000  Novatek OAO Spons GDR Regs         253,000
       1  OAO Open Investments GDR                 4
 340,000  Rosneft Oil Co. OAO GDR Reg S    1,458,600
 800,000  Sberbank RF                        494,000
 150,000  Surgutneftegaz SP ADR              945,000
  14,000  Tatneft Sponsored REG S GDR        644,700
   7,000  Wimm Bill Dann Foods ADR           222,670
                                           ----------
                                           ----------
                                           6,358,476
                                           ----------
                                           ----------

          Turkey:                 15.79%
 120,000  Aksigorta AS                       186,882
 600,000  Dogin Yayin Holding AS             194,070
  80,000  Enka Insaat Ve Sanayi AS           282,719
  43,705  Hurriyet Gazetecilik VE             15,707
 700,000  Turk Telekomunikasyon AS         1,618,449
 180,000  Turkiye Garanti Bankasi            254,447
 220,000  Turkiye Turiye IS Bankasi C        492,842
                                           ----------
                                           ----------
                                           3,045,116
                                           ----------
                                           ----------

          Total Securities        83.63%   $16,129,160
          Cash and Cash Equivalent16.37%   $ 3,156,908
                               ----------  ----------
                               ----------  ----------
          TOTAL INVESTMENTS      100.00%   $19,286,068
                               ==========  ==========
                               ==========  ==========

 ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.
 GDR - Security represented is held by the custodian bank in the form of Global Depository Receipts.
 SDR - Security represented is held by the custodian bank in the form of Special Drawing Rights.

 FAS 157 Footnote Disclosure:

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

     The following is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

Valuation Inputs:              Investment in Securities:

Level 1 - Quoted Prices        $ 16,129,160
Level 2 - Other Significant Observable -nputs
Level 3 - Significant Unobservable Inpu-s
                               ----------
                               ----------
   Total:                      $ 16,129,160
                               ----------

                         REMS REAL ESTATE VALUE-OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
 March 31, 2009
  (unaudited)

     Number                                                                                                     Market
   of shares                                 Security Description                                                Value
-----------------   -----------------------------------------------------------------------                 ----------------
-----------------   -----------------------------------------------------------------------                 ----------------

                    LONG POSITIONS
                    COMMON STOCKS                                                                 74.21%


                    DIVERSIFIED/OTHER:                                                            19.02%
          56,500    ANNALY CAPITAL MANAGEMENT INC.                                                                  783,655
         107,900    COUSINS PROPERTIES, INC.                                                                        694,876
         122,300    ISHARES DJ US RE                                                                              3,113,758
           5,000    ULTRA REAL ESTATE PROSHARES                                                                     263,650
          41,063    VORNADO REALTY TRUST                                                                          1,364,961
                                                                                                            ----------------
                                                                                                            ----------------
                                                                                                                  6,220,900
                                                                                                            ----------------
                                                                                                            ----------------

                    HEALTHCARE:                                                                    6.94%
         166,400    BIOMED REALTY TRUST                                                                           1,126,528
          76,200    HEALTHCARE REALTY TRUST, INC.                                                                 1,142,238
                                                                                                            ----------------
                                                                                                            ----------------
                                                                                                                  2,268,766
                                                                                                            ----------------
                                                                                                            ----------------

                    MULTI-FAMILY:                                                                 15.41%
         102,320    APARTMENT INVESTMENT &  MANAGEMENT CO.                                                          560,714
          20,800    AVALONBAY COMMUNITIES, INC.                                                                     978,848
          56,300    BRE PROPERTIES CLASS A                                                                        1,105,169
         212,800    COLONIAL PROPERTIES TRUST                                                                       810,768
          58,700    POST PROPERTIES INC.                                                                            595,218
          83,630    SUN COMMUNITIES, INC.                                                                           989,343
                                                                                                            ----------------
                                                                                                            ----------------
                                                                                                                  5,040,060
                                                                                                            ----------------
                                                                                                            ----------------

                    OFFICE/INDUSTRIAL:                                                            24.23%
          78,900    ALLIED PROPERTIES REAL ESTATE INVESTMENT TRUST (Canada)                                         804,144
          98,300    DCT INDUSTRIAL TRUST INC.                                                                       311,611
          99,000    DOUGLAS EMMETT, INC.                                                                            731,610
          75,700    LIBERTY PROPERTY TRUST                                                                        1,433,758
          89,600    MACK-CALI REALTY CORP                                                                         1,774,976
         202,751    MISSION WEST PROPERTIES INC.                                                                  1,297,606
          42,550    PS BUSINESS PARKS , INC.                                                                      1,567,968
                                                                                                            ----------------
                                                                                                            ----------------
                                                                                                                  7,921,673
                                                                                                            ----------------
                                                                                                            ----------------


                    RETAIL:                                                                        8.60%
         199,300    KITE REALTY GROUP TRUST                                                                         488,285
         166,300    RAMCO-GERSHENSON PROPERTIES TRUST                                                             1,072,635
         131,600    WEINGARTEN REALTY                                                                             1,252,832
                                                                                                            ----------------
                                                                                                            ----------------
                                                                                                                  2,813,752
                                                                                                            ----------------
                                                                                                            ----------------

                    TOTAL COMMON STOCKS                                                                        $ 24,265,151
                                                                                                            ----------------
                                                                                                            ----------------

                    PREFERRED STOCK:                                                              24.79%

                    DIVERSIFIED/OTHER:                                                             5.23%
          57,000    COUSINS PROPERTIES INC., SERIES A, 7.75%                                                      $ 761,520
          25,500    PUBLIC STORAGE INC., SERIES A, 6.125%                                                         $ 585,735
          25,400    VORNADO REALTY TRUST, SERIES H, 6.750%                                                          363,220
                                                                                                            ----------------
                                                                                                            ----------------
                                                                                                                  1,710,475
                                                                                                            ----------------
                                                                                                            ----------------

                    HEALTHCARE:                                                                    3.02%
          36,300    BIOMED REALTY TRUST, SERIES A, 7.375%                                                           389,499
          35,300    HCP INC., SERIES F, 7.100%                                                                      596,570
                                                                                                            ----------------
                                                                                                            ----------------
                                                                                                                    986,069
                                                                                                            ----------------
                                                                                                            ----------------

                    HOTEL:                                                                         1.02%
          35,100    LASALLE HOTEL PROPERTIES, SERIES G, 7.250%                                                      333,450
                                                                                                            ----------------
                                                                                                            ----------------

                    INDUSTRIAL:                                                                    3.10%
           2,500    AMB PROPOERTY, SERIES O, 7.000%                                                                  36,250
          74,300    DUKE REALTY CORP., SERIES L, 6.60%                                                              653,097
          20,219    PS BUSINESS PARK, SERIES O, 7.3750%                                                             323,504
                                                                                                            ----------------
                                                                                                            ----------------
                                                                                                                  1,012,851
                                                                                                            ----------------
                                                                                                            ----------------

                    MULTI-FAMILY:                                                                  3.11%
          42,975    APARTMENT INVESTMENT & MANAGEMENT CO., SERIES Y, 7.875%                                         443,932
          38,400    BRE PROPERTIES, SERIES C, 6.750%                                                                573,312
                                                                                                            ----------------
                                                                                                            ----------------
                                                                                                                  1,017,244
                                                                                                            ----------------
                                                                                                            ----------------

                    OFFICE:                                                                        3.05%
          45,800    KILROY REALTY CORP., SERIES F, 7.500%                                                           586,240
          41,800    SL GREEN REALTY CORP.,  SERIES C, 7.625%                                                        411,730
                                                                                                            ----------------
                                                                                                            ----------------
                                                                                                                    997,970
                                                                                                            ----------------
                                                                                                            ----------------

                    RETAIL:                                                                        6.26%
          38,043    REGENCY CENTERS CORP, SERIES E, 6.70%                                                           626,568
          14,700    TANGER FACTORY OUTLET SERIES C, 7.50%                                                           237,405
          31,700    TAUBMAN CENTER, SERIES G, 8.000%                                                                482,157
          14,700    URSTADT BIDDLE PROPERTIES, INC., SERIES D, 7.50%                                                235,200
          41,600    WEINGARTEN REALTY INVESTMENT, SERIES F, 6.500%                                                  465,504
                                                                                                            ----------------
                                                                                                            ----------------
                                                                                                                  2,046,834
                                                                                                            ----------------
                                                                                                            ----------------

                    TOTAL PREFERRED STOCKS                                                                      $ 8,104,893
                                                                                                            ----------------
                                                                                                            ----------------


                    TOTAL LONG POSITIONS                                                                       $ 32,370,044
                                                                                                            ----------------
                                                                                                            ----------------


                    SECURITIES SOLD SHORT
                    COMMON STOCK                                                                  -0.45%

                    DIVERSIFIED OTHER:                                                            -0.45%
          (5,300)   WEYERHAEUSER CO.                                                                               (146,121)
          (5,100)   HOME PROPERTIES, INC.                                                                          (156,315)
                                                                                                            ----------------
                                                                                                            ----------------
                                                                                                                   (302,436)
                                                                                                            ----------------
                                                                                                            ----------------

                    TOTAL SECURITIES SOLD SHORT                                                                  $ (302,436)
                                                                                                            ----------------
                                                                                                            ----------------


                    Total Securities                                                              98.07%       $ 32,067,608
                    Cash and Cash Equivalents                                                      1.93%            631,577
                                                                                           --------------   ----------------
                                                                                           --------------   ----------------
                    TOTAL INVESTMENTS                                                            100.00%       $ 32,699,185
                                                                                           ==============   ================
                                                                                           ==============   ================



                    FAS 157 Footnote Disclosure:

                    The Fund adopted Financial Accounting Standards Board
                    Statement of Financial Accounting Standards No. 157, Fair
                    Value Measurements ("FAS (157)"), effective January 1, 2008.
                    In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.
                    Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

                               Level 1 - quoted prices in active markets for identical securities

                               Level 2 - other significant observable inputs
                               (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

                               Level 3 - significant unobservable inputs
                               (including the Fund's own assumptions in determining fair value of investments)

                    The following is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                    Valuation Inputs:                                                                    Investment in Securities:

                    Level 1 - Quoted Prices                                                                    $ 40,490,826
                    Level 2 - Other Significant Observable Inputs                                                         -
                    Level 3 - Significant Unobservable Inputs                                                             -
                                                                                                            ----------------
                                                                                                            ----------------
                                                    Total:                                                     $ 40,490,826
                                                                                                            ----------------
                                                                                                            ----------------




ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: May 28, 2009
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date:  May 29, 2009
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: May 28, 2009
      ------------------------------------